PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 97.2%
Common Stocks 94.3%
Australia 6.0%
BHP Group Ltd.	71,906	$2,237,849
BlueScope Steel Ltd.	17,635	260,065
Brambles Ltd.	10,712	101,344
Coles Group Ltd.	10,494	128,327
Fortescue Metals Group Ltd.	77,216	1,135,132
Glencore PLC	86,620	526,774
Goodman Group, REIT	86,714	1,199,008
Helia Group Ltd.	466,719	1,218,568
Iluka Resources Ltd.	28,000	193,395
JB Hi-Fi Ltd.	26,491	814,751
Medibank Private Ltd.	416,856	984,158
QBE Insurance Group Ltd.	11,160	118,485
Rio Tinto Ltd.	3,134	248,165
Rio Tinto PLC	13,459	889,610
Sonic Healthcare Ltd.	29,971	708,149
Suncorp Group Ltd.	34,715	332,640
West African Resources Ltd.*	297,147	180,256
Whitehaven Coal Ltd.	17,153	80,148
WiseTech Global Ltd.	5,730	330,902
Woolworths Group Ltd.	12,165	315,911
		12,003,637
Austria 0.1%
Wienerberger AG	3,200	105,091
Belgium 0.3%
KBC Group NV	1,925	144,885
Solvay SA	3,475	417,342
Tessenderlo Group SA	3,385	113,542
		675,769
Brazil 2.0%
Banco do Brasil SA	127,800	1,303,472
BB Seguridade Participacoes SA	23,000	151,461
Centrais Eletricas Brasileiras SA	9,600	78,404
Cia de Saneamento do Parana, UTS	54,900	243,342
CPFL Energia SA	42,000	319,302
Odontoprev SA	39,000	100,784
Petroleo Brasileiro SA	33,100	243,661
SLC Agricola SA	13,500	124,387
Telefonica Brasil SA	97,600	872,853

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Brazil (cont’d.)
Vale SA	26,600	$390,105
WEG SA	9,600	81,063
		3,908,834
Canada 6.0%
Agnico Eagle Mines Ltd.	1,800	94,365
Alimentation Couche-Tard, Inc.	9,700	491,087
Celestica, Inc.*	13,800	303,283
CGI, Inc.*	13,500	1,371,858
Choice Properties Real Estate Investment Trust	9,000	94,938
Dollarama, Inc.	16,300	1,073,688
Element Fleet Management Corp.	69,500	1,121,044
Fairfax Financial Holdings Ltd.	1,600	1,276,506
Finning International, Inc.	2,800	96,444
George Weston Ltd.	6,800	783,058
Great-West Lifeco, Inc.	15,600	470,490
Imperial Oil Ltd.	1,600	86,197
Loblaw Cos. Ltd.	12,900	1,144,580
Manulife Financial Corp.	62,900	1,257,380
Metro, Inc.	1,500	80,730
Open Text Corp.	4,600	197,584
Parex Resources, Inc.	17,500	387,650
Russel Metals, Inc.	6,100	179,533
Sun Life Financial, Inc.	24,900	1,310,477
Whitecap Resources, Inc.	13,500	107,803
		11,928,695
Chile 0.0%
Enel Chile SA	1,404,400	96,908
China 10.6%
3SBio, Inc., 144A*	94,500	91,036
Alibaba Group Holding Ltd.*	38,800	495,840
Bank of Communications Co. Ltd. (Class H Stock)	692,000	418,058
Bank of Jiangsu Co. Ltd. (Class A Stock)	265,700	268,748
Bank of Shanghai Co. Ltd. (Class A Stock)	315,700	272,619
Beijing Enterprises Holdings Ltd.	30,000	119,317
BYD Co. Ltd. (Class H Stock)	44,000	1,567,193
China BlueChemical Ltd. (Class H Stock)	1,596,000	398,910
China CITIC Bank Corp. Ltd. (Class H Stock)	1,326,000	641,246
China Construction Bank Corp. (Class H Stock)	2,450,000	1,428,004
China Medical System Holdings Ltd.	386,000	650,006
China Minsheng Banking Corp. Ltd. (Class H Stock)	260,000	99,103

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
China Tower Corp. Ltd. (Class H Stock), 144A	2,296,000	$259,537
Chlitina Holding Ltd.	69,000	416,436
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	360,000	198,084
CITIC Ltd.	848,000	957,244
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	227,300	240,577
Hello Group, Inc., ADR	72,800	775,320
Henan Shenhuo Coal & Power Co. Ltd. (Class A Stock)	29,400	64,791
Industrial & Commercial Bank of China Ltd. (Class H Stock)	448,000	218,771
Industrial Bank Co. Ltd. (Class A Stock)	119,500	278,947
JD.com, Inc. (Class A Stock)	5,850	121,116
KE Holdings, Inc., ADR*	69,400	1,208,948
Longfor Group Holdings Ltd., 144A	31,000	83,868
Meituan (Class B Stock), 144A*	39,800	759,787
NetEase, Inc.	67,600	1,472,351
PDD Holdings, Inc., ADR*	16,000	1,437,120
PetroChina Co. Ltd. (Class H Stock)	1,512,000	1,108,655
PICC Property & Casualty Co. Ltd. (Class H Stock)	68,000	79,759
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	290,423	309,270
Shanxi Lu’an Environmental Energy Development Co. Ltd. (Class A Stock)	124,000	283,881
Sinopharm Group Co. Ltd. (Class H Stock)	53,600	168,797
Tencent Holdings Ltd.	48,500	2,229,116
Tianqi Lithium Corp. (Class A Stock)	11,100	103,626
Tongwei Co. Ltd. (Class A Stock)	66,500	324,368
Vipshop Holdings Ltd., ADR*	7,200	135,576
Wilmar International Ltd.	385,200	1,119,289
Xiamen C & D, Inc. (Class A Stock)	48,500	76,217
Yum China Holdings, Inc.	2,700	164,754
Zhejiang Expressway Co. Ltd. (Class H Stock)	100,000	80,320
		21,126,605
Denmark 1.7%
D/S Norden A/S	5,275	264,246
Novo Nordisk A/S (Class B Stock)	17,234	2,779,021
Scandinavian Tobacco Group A/S, 144A	25,822	449,164
		3,492,431
Finland 0.7%
Kone OYJ (Class B Stock)	1,320	67,707
Metso OYJ	7,035	79,946
Nordea Bank Abp	102,855	1,164,148
		1,311,801

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France 5.4%
Accor SA	2,142	$80,822
Air France-KLM*	165,937	286,552
Amundi SA, 144A	1,220	74,866
Capgemini SE	1,120	202,965
Cie de Saint-Gobain	3,968	268,361
Coface SA	34,576	506,500
Dassault Aviation SA	1,805	350,642
Eiffage SA	660	68,665
Engie SA	42,522	697,587
Hermes International	855	1,892,341
Ipsen SA	3,292	414,881
LVMH Moet Hennessy Louis Vuitton SE	1,748	1,623,486
Publicis Groupe SA	18,427	1,485,685
Rexel SA	22,976	554,233
Sopra Steria Group SACA	980	213,086
TotalEnergies SE	11,840	719,357
Vinci SA	12,170	1,429,334
		10,869,363
Georgia 0.1%
Bank of Georgia Group PLC	5,808	242,838
Germany 6.2%
Bayerische Motoren Werke AG	8,948	1,091,208
Daimler Truck Holding AG	32,609	1,223,826
Deutsche Bank AG	91,070	1,009,523
Deutsche Lufthansa AG*	96,633	974,665
GEA Group AG	1,600	67,907
Heidelberg Materials AG	13,066	1,058,972
Infineon Technologies AG	38,160	1,676,578
Krones AG	806	97,125
Mercedes-Benz Group AG	16,694	1,333,232
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,650	1,374,027
Salzgitter AG	2,574	89,203
Siemens AG	11,235	1,914,918
Suedzucker AG	6,970	120,667
Talanx AG	1,280	78,387
Telefonica Deutschland Holding AG	115,884	312,236
		12,422,474
Greece 0.4%
Eurobank Ergasias Services & Holdings SA*	312,853	546,520

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Greece (cont’d.)
Mytilineos SA	2,060	$85,729
National Bank of Greece SA*	16,350	112,598
		744,847
Hong Kong 0.5%
Orient Overseas International Ltd.	14,500	242,298
WH Group Ltd., 144A	1,223,000	667,501
		909,799
India 2.8%
Bajaj Finance Ltd.	860	76,454
Coal India Ltd.	338,346	944,337
GAIL India Ltd.	143,532	207,992
Great Eastern Shipping Co. Ltd. (The)	10,450	100,415
Hindalco Industries Ltd.	30,775	173,490
ITC Ltd.	192,924	1,093,185
Karnataka Bank Ltd. (The)	106,340	269,636
KPIT Technologies Ltd.	6,938	91,496
Oil & Natural Gas Corp. Ltd.	517,356	1,115,737
Power Grid Corp. of India Ltd.	330,304	1,069,439
Sonata Software Ltd.	15,607	200,741
Tata Motors Ltd.	41,888	328,672
		5,671,594
Indonesia 0.4%
Astra International Tbk PT	984,100	447,219
Bank Mandiri Persero Tbk PT	264,000	100,358
First Pacific Co. Ltd.	902,000	327,032
		874,609
Israel 0.0%
Plus500 Ltd.	4,875	94,199
Italy 0.4%
Intesa Sanpaolo SpA	124,695	360,576
UniCredit SpA	14,247	360,738
Unipol Gruppo SpA	17,784	99,016
		820,330

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan 11.7%
Astellas Pharma, Inc.	80,200	$1,172,712
Bandai Namco Holdings, Inc.	4,600	104,073
Canon, Inc.	41,200	1,064,830
Central Glass Co. Ltd.	4,200	91,159
Chugai Pharmaceutical Co. Ltd.	35,700	1,062,476
Citizen Watch Co. Ltd.	21,600	141,173
Dai Nippon Printing Co. Ltd.	10,700	304,158
Dai-ichi Life Holdings, Inc.	7,100	145,065
Electric Power Development Co. Ltd.	12,800	202,502
FANUC Corp.	2,800	85,659
Fast Retailing Co. Ltd.	1,000	250,513
FCC Co. Ltd.	13,700	179,575
FUJIFILM Holdings Corp.	13,300	772,273
Fujikura Ltd.	114,800	959,864
FULLCAST Holdings Co. Ltd.	5,000	80,937
Goldwin, Inc.	3,400	279,184
GungHo Online Entertainment, Inc.	41,300	810,625
Japan Airlines Co. Ltd.	3,500	75,777
Japan Lifeline Co. Ltd.	11,000	77,077
Japan Tobacco, Inc.	9,100	201,925
JFE Holdings, Inc.	5,400	87,350
Macnica Holdings, Inc.	9,500	398,164
Marubeni Corp.	11,600	205,378
Mazda Motor Corp.	8,100	80,356
Meitec Corp.	11,000	200,533
Mitsubishi Corp.	36,700	1,877,809
Mitsubishi UFJ Financial Group, Inc.	160,000	1,288,361
NEC Corp.	21,100	1,067,564
Nintendo Co. Ltd.	1,800	81,423
Nippon Steel Corp.	61,400	1,403,381
NTN Corp.	203,400	457,031
Obayashi Corp.	8,400	77,665
ORIX Corp.	51,600	992,605
Otsuka Holdings Co. Ltd.	26,700	981,687
Panasonic Holdings Corp.	69,300	855,397
Pressance Corp.	6,800	96,833
Renesas Electronics Corp.*	60,400	1,165,348
Royal Holdings Co. Ltd.	9,700	181,070
SCREEN Holdings Co. Ltd.	7,100	767,151
Seiko Epson Corp.	4,800	78,824
Sekisui House Reit, Inc., REIT	684	406,003
Shin-Etsu Chemical Co. Ltd.	3,700	121,896
Shionogi & Co. Ltd.	23,300	976,458
Starts Corp., Inc.	5,400	111,976

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Suzuki Motor Corp.	3,600	$144,596
Tamron Co. Ltd.	6,000	190,233
Tokyo Steel Manufacturing Co. Ltd.	7,200	87,098
Tomy Co. Ltd.	9,000	121,758
Toridoll Holdings Corp.	3,300	81,511
Toyota Boshoku Corp.	20,800	379,495
Toyota Motor Corp.	13,665	229,760
Transcosmos, Inc.	4,000	98,060
		23,354,331
Kuwait 0.1%
Mobile Telecommunications Co. KSCP	84,090	142,614
Luxembourg 0.5%
ArcelorMittal SA	36,981	1,069,556
Mexico 0.7%
Banco del Bajio SA, 144A	142,300	431,616
Grupo Mexico SAB de CV (Class B Stock)	195,100	1,014,940
		1,446,556
Netherlands 3.9%
ABN AMRO Bank NV, 144A, CVA	5,097	86,665
AMG Critical Materials NV	1,750	71,549
ASM International NV	252	119,720
ASML Holding NV	2,012	1,441,133
EXOR NV	903	84,381
ING Groep NV	56,147	819,559
Koninklijke Ahold Delhaize NV	47,423	1,634,606
Koninklijke KPN NV	286,174	1,035,451
Shell PLC	80,663	2,444,716
		7,737,780
New Zealand 0.0%
Xero Ltd.*	900	73,981
Norway 0.8%
DNB Bank ASA	50,128	1,033,012
Elkem ASA, 144A*	117,760	279,349
Mowi ASA	13,724	241,267
		1,553,628

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Poland 0.0%
ORLEN SA*	4,520	$80,563
Qatar 0.4%
Ooredoo QPSC	228,249	716,855
Russia 0.0%
Inter RAO UES PJSC^	13,660,000	15
LUKOIL PJSC^	14,283	—
Polyus PJSC*^	1,450	—
Rosneft Oil Co. PJSC^	155,425	—
Sberbank of Russia PJSC^	366,709	—
		15
Saudi Arabia 0.4%
Elm Co.	551	99,876
Etihad Etisalat Co.	8,294	103,565
Saudi Telecom Co.	55,900	632,099
		835,540
Singapore 1.6%
Oversea-Chinese Banking Corp. Ltd.	77,100	771,598
Singapore Airlines Ltd.	183,000	1,036,700
STMicroelectronics NV	25,806	1,380,269
		3,188,567
South Africa 0.1%
Sasol Ltd.	7,752	108,234
South Korea 5.0%
BNK Financial Group, Inc.	23,523	124,756
DB Insurance Co. Ltd.	12,339	729,610
Doosan Bobcat, Inc.	1,712	78,532
Hana Financial Group, Inc.	36,077	1,111,732
Hyundai Mobis Co. Ltd.	5,877	1,073,824
Hyundai Motor Co.	7,342	1,128,858
Industrial Bank of Korea	14,867	121,205
JB Financial Group Co. Ltd.	14,248	95,600
KB Financial Group, Inc.	27,988	1,120,959
Kia Corp.	21,889	1,420,581
LG Electronics, Inc.	900	76,609
OCI Holdings Co. Ltd.	1,000	85,825

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Samsung C&T Corp.	8,843	$716,465
Samsung Electronics Co. Ltd.	18,948	1,037,454
Samsung Engineering Co. Ltd.*	4,250	123,280
Samsung Fire & Marine Insurance Co. Ltd.	1,208	230,905
Samsung Life Insurance Co. Ltd.	3,379	184,859
Samsung SDS Co. Ltd.	798	80,337
Samsung Securities Co. Ltd.	14,124	397,743
Woori Financial Group, Inc.	7,992	73,040
		10,012,174
Spain 1.3%
Endesa SA	3,278	70,257
Industria de Diseno Textil SA	43,581	1,668,186
Repsol SA	54,080	825,662
		2,564,105
Sweden 2.9%
Alfa Laval AB	2,310	86,471
Atlas Copco AB (Class A Stock)	52,970	752,486
Atlas Copco AB (Class B Stock)	14,008	172,984
Essity AB (Class B Stock)	43,527	1,079,308
H & M Hennes & Mauritz AB (Class B Stock)	25,842	434,656
Nibe Industrier AB (Class B Stock)	8,525	76,791
Scandic Hotels Group AB, 144A*	50,175	197,864
Skandinaviska Enskilda Banken AB (Class A Stock)	63,075	764,610
SSAB AB (Class A Stock)	12,800	81,222
Swedbank AB (Class A Stock)	46,979	861,675
Volvo AB (Class B Stock)	62,470	1,378,003
		5,886,070
Switzerland 2.8%
ABB Ltd.	37,842	1,518,506
Bucher Industries AG	530	236,175
Cie Financiere Richemont SA (Class A Stock)	9,597	1,545,433
Kuehne + Nagel International AG	420	131,416
Novartis AG	19,655	2,057,824
Swisscom AG	197	126,682
		5,616,036
Taiwan 4.4%
Accton Technology Corp.	15,000	183,005

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
Acer, Inc.	69,000	$77,055
Advantech Co. Ltd.	6,599	82,407
Chunghwa Telecom Co. Ltd.	30,000	110,669
Compal Electronics, Inc.	126,000	122,324
Evergreen Marine Corp. Taiwan Ltd.	134,000	444,374
Micro-Star International Co. Ltd.	13,000	80,633
Novatek Microelectronics Corp.	68,000	919,601
Quanta Computer, Inc.	189,000	1,437,886
Supreme Electronics Co. Ltd.	60,000	92,296
TaiDoc Technology Corp.	46,000	270,717
Taiwan Semiconductor Manufacturing Co. Ltd.	137,000	2,473,892
United Microelectronics Corp.	783,000	1,176,614
Wistron Corp.	277,000	1,250,304
Wiwynn Corp.	3,000	170,367
		8,892,144
Thailand 0.2%
Bumrungrad Hospital PCL	56,100	354,367
Turkey 1.5%
Enerjisa Enerji A/S, 144A	421,604	794,553
KOC Holding A/S	172,148	862,928
Turk Hava Yollari AO*	46,733	406,403
Turkiye Is Bankasi A/S (Class C Stock)	1,354,668	760,511
Yapi ve Kredi Bankasi A/S	339,346	179,357
		3,003,752
United Arab Emirates 1.2%
Emaar Properties PJSC	616,930	1,135,181
Emirates NBD Bank PJSC	254,782	1,178,906
		2,314,087
United Kingdom 7.2%
3i Group PLC	41,781	1,060,034
Ashtead Group PLC	19,880	1,470,799
AstraZeneca PLC	3,469	498,413
B&M European Value Retail SA	12,600	89,497
Barclays PLC	547,187	1,085,790
BP PLC	298,520	1,852,153
British American Tobacco PLC	42,085	1,415,240
CNH Industrial NV	8,138	117,537
Compass Group PLC	5,856	152,359

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Dunelm Group PLC	6,800	$100,477
HSBC Holdings PLC	152,109	1,263,481
Imperial Brands PLC	56,338	1,331,011
Informa PLC	75,300	732,660
Investec PLC	29,783	187,042
JD Sports Fashion PLC	404,970	820,321
Lloyds Banking Group PLC	366,397	211,685
Man Group PLC	82,500	252,911
NatWest Group PLC	81,989	257,367
OSB Group PLC	14,820	70,042
Paragon Banking Group PLC	14,150	96,048
Serco Group PLC	53,075	105,772
Tesco PLC	86,699	287,154
Unilever PLC	5,567	299,131
Whitbread PLC	13,634	612,455
		14,369,379
United States 4.0%
GSK PLC	87,086	1,550,233
Holcim Ltd.*	19,262	1,342,503
Nestle SA	13,292	1,628,525
Roche Holding AG	9,012	2,794,184
Sanofi	6,590	703,051
		8,018,496

Total Common Stocks (cost $171,572,604)		188,638,654
Preferred Stocks 1.9%
Brazil 1.5%
Cia Energetica de Minas Gerais (PRFC)	389,469	1,045,173
Gerdau SA (PRFC)	60,900	377,087
Metalurgica Gerdau SA (PRFC)	69,300	201,067
Petroleo Brasileiro SA (PRFC)	215,200	1,416,236
		3,039,563
Chile 0.1%
Sociedad Quimica y Minera de Chile SA (PRFC B)	2,388	175,098
Colombia 0.1%
Bancolombia SA (PRFC)	31,704	240,954

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Germany 0.1%
Volkswagen AG (PRFC)	728	$96,442
South Korea 0.1%
Samsung Electronics Co. Ltd. (PRFC)	6,505	292,990

Total Preferred Stocks (cost $2,801,691)		3,845,047
Unaffiliated Exchange-Traded Fund 1.0%
United States
iShares MSCI EAFE ETF (cost $1,489,500)	25,600	1,906,176

Total Long-Term Investments (cost $175,863,795)		194,389,877
Short-Term Investments 1.9%
Affiliated Mutual Fund 1.7%
PGIM Core Government Money Market Fund (cost $3,461,742)(wj)	3,461,742	3,461,742

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $298,155)	5.098%	09/14/23	300	298,070

Total Short-Term Investments (cost $3,759,897)				3,759,812

TOTAL INVESTMENTS 99.1% (cost $179,623,692)				198,149,689
Other assets in excess of liabilities(z) 0.9%				1,814,094

Net Assets 100.0%				$199,963,783

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVA—Certificate Van Aandelen (Bearer)

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $15 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
34	Mini MSCI EAFE Index	Sep. 2023	$3,749,860	$80,414
46	Mini MSCI Emerging Markets Index	Sep. 2023	2,424,890	93,652
				$174,066
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).